Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 6.9%
Electronic Arts, Inc.	3,600	$543,384
Meta Platforms, Inc. - Class A	32,667	15,511,272
Netflix, Inc. (a)	11,762	7,390,653
Omnicom Group, Inc. (b)	3,062	300,198
Take-Two Interactive Software, Inc. (a)	1,376	207,129
		23,952,636

Consumer Discretionary - 8.5%
Amazon.com, Inc. (a)	78,214	14,624,454
Booking Holdings, Inc.	319	1,185,088
BorgWarner, Inc. (b)	4,703	166,063
Carnival Corp. (a)	6,614	110,189
Chipotle Mexican Grill, Inc. (a)	13,226	718,436
Deckers Outdoor Corp. (a)	436	402,267
DR Horton, Inc.	2,529	455,043
eBay, Inc. (b)	8,737	485,865
Hilton Worldwide Holdings, Inc.	2,062	442,650
Lennar Corp. - Class A (b)	6,268	1,108,997
Lululemon Athletica, Inc. (a)(b)	2,813	727,611
Marriott International, Inc.	2,175	494,377
NIKE, Inc. - Class B - Class B	22,857	1,711,075
NVR, Inc. (a)	74	636,954
O'Reilly Automotive, Inc. (a)	475	535,012
Pool Corp. (b)	862	322,422
PulteGroup, Inc.	2,913	384,516
Ralph Lauren Corp.	653	114,660
Ross Stores, Inc.	5,241	750,668
Royal Caribbean Cruises Ltd. (a)	3,035	475,645
TJX Cos., Inc.	28,228	3,190,329
Ulta Beauty, Inc. (a)	887	323,657
		29,365,978

Consumer Staples - 8.1%
Archer-Daniels-Midland Co.	7,857	487,213
Clorox Co.	2,302	303,703
Costco Wholesale Corp.	12,468	10,248,696
Hershey Co. (b)	2,302	454,599
Kellanova	5,089	295,925
Kenvue, Inc.	30,936	572,007
Kimberly-Clark Corp.	6,255	844,738
Mondelez International, Inc.	30,501	2,084,743
Monster Beverage Corp. (a)	11,569	595,225
PepsiCo, Inc.	21,852	3,773,185
Procter & Gamble Co.	37,213	5,982,362
Sysco Corp.	7,857	602,239
Walmart, Inc.	28,399	1,949,307
		28,193,942

Energy - 0.9%
APA Corp. (b)	6,758	210,782
Marathon Petroleum Corp.	8,260	1,462,185
Phillips 66	4,040	587,739
Valero Energy Corp.	5,062	818,627
		3,079,333

Financials - 10.2%
Ameriprise Financial, Inc.	2,434	1,046,790
Arch Capital Group Ltd. (a)	9,031	864,989
Arthur J Gallagher & Co. (b)	1,399	396,603
Berkshire Hathaway, Inc. - Class B (a)	16,459	7,217,272
Brown & Brown, Inc.	2,081	206,914
Cboe Global Markets, Inc.	1,430	262,419
Cincinnati Financial Corp.	2,484	324,460
Corpay, Inc. (a)	582	169,839
Everest Group Ltd.	707	277,759
Fiserv, Inc. (a)	5,134	839,768
Jack Henry & Associates, Inc.	1,181	202,518
JPMorgan Chase & Co.	22,372	4,760,762
MarketAxess Holdings, Inc.	588	131,436
MasterCard, Inc. - Class A	16,721	7,753,695
Moody's Corp.	2,434	1,111,072
Progressive Corp.	10,089	2,160,257
T Rowe Price Group, Inc.	3,468	396,080
Visa, Inc. - Class A	27,400	7,279,358
		35,401,991

Health Care - 9.1%
Agilent Technologies, Inc.	4,531	640,683
Amgen, Inc.	4,167	1,385,403
Baxter International, Inc.	9,650	345,663
Boston Scientific Corp. (a)	14,067	1,039,270
Cardinal Health, Inc.	2,599	262,057
Cencora, Inc.	4,909	1,167,753
Centene Corp. (a)	9,840	756,893
Eli Lilly & Co.	11,592	9,323,098
GE HealthCare Technologies, Inc.	7,797	659,860
Hologic, Inc. (a)	3,605	294,204
IDEXX Laboratories, Inc. (a)	1,510	718,941
Intuitive Surgical, Inc. (a)	3,343	1,486,331
Johnson & Johnson	50,935	8,040,090
Labcorp Holdings, Inc.	1,559	335,871
McKesson Corp.	1,155	712,658
Regeneron Pharmaceuticals, Inc. (a)	687	741,404
Solventum Corp. (a)	2,210	130,125
STERIS PLC	1,470	350,977
Stryker Corp. (b)	2,674	875,601
Vertex Pharmaceuticals, Inc. (a)	1,977	980,038
West Pharmaceutical Services, Inc.	582	178,191
Zoetis, Inc.	6,823	1,228,413
		31,653,524

Industrials - 10.4%
A O Smith Corp.	2,342	199,164
Automatic Data Processing, Inc.	10,607	2,785,610
Broadridge Financial Solutions, Inc.	3,099	663,186
Builders FirstSource, Inc. (a)	3,753	628,140
Caterpillar, Inc. (b)	8,268	2,862,382
CH Robinson Worldwide, Inc. (b)	1,941	172,846
Cintas Corp.	2,274	1,737,200
Copart, Inc. (a)	9,079	475,104
Cummins, Inc.	2,513	733,293
Eaton Corp. PLC	4,204	1,281,337
Emerson Electric Co.	10,878	1,273,923
Expeditors International of Washington, Inc.	2,743	342,381
Fastenal Co.	17,113	1,210,745
General Electric Co.	32,836	5,588,687
Howmet Aerospace, Inc.	3,547	339,448
Hubbell, Inc. (b)	483	191,099
Illinois Tool Works, Inc.	6,838	1,690,901
Ingersoll Rand, Inc.	3,771	378,608
Lockheed Martin Corp.	4,903	2,657,034
PACCAR, Inc. (b)	5,404	533,159
Parker-Hannifin Corp.	1,136	637,478
Paychex, Inc. (b)	7,234	926,097
Paycom Software, Inc.	750	125,092
Pentair PLC	1,218	107,026
Quanta Services, Inc.	911	241,761
Republic Services, Inc.	2,604	506,009
Rockwell Automation, Inc.	2,234	622,504
Trane Technologies PLC	2,012	672,571
TransDigm Group, Inc.	685	886,541
Uber Technologies, Inc. (a)	29,656	1,911,922
United Rentals, Inc.	454	343,723
Veralto Corp.	4,021	428,478
Verisk Analytics, Inc.	3,854	1,008,784
W.W. Grainger, Inc.	1,280	1,250,317
Waste Management, Inc.	2,920	591,767
Westinghouse Air Brake Technologies Corp.	1,346	216,908
		36,221,225

Information Technology - 43.3%(c)
Accenture PLC - Class A	5,208	1,721,869
Adobe, Inc. (a)	13,432	7,409,763
Advanced Micro Devices, Inc. (a)	20,129	2,908,238
Akamai Technologies, Inc. (a)(b)	1,307	128,452
Amphenol Corp. - Class A	9,925	637,781
Apple, Inc.	123,388	27,402,007
Applied Materials, Inc.	21,126	4,482,937
Arista Networks, Inc. (a)	2,880	998,064
Autodesk, Inc. (a)	4,512	1,116,810
Broadcom, Inc.	116,001	18,639,041
Cadence Design System, Inc. (a)	2,849	762,563
CDW Corp.	2,200	479,842
Cisco Systems, Inc.	71,836	3,480,454
Cognizant Technology Solutions Corp.	7,347	556,021
F5, Inc. (a)	991	201,807
Fair Isaac Corp. (a)	351	561,600
Gartner, Inc. (a)(b)	2,494	1,249,968
Intel Corp.	33,304	1,023,765
International Business Machines Corp.	10,699	2,055,706
Intuit, Inc.	6,771	4,383,207
Jabil, Inc.	3,524	397,049
Keysight Technologies, Inc. (a)	2,665	371,954
KLA Corp.	3,748	3,084,866
Lam Research Corp.	3,534	3,255,662
Microchip Technology, Inc.	10,588	940,003
Microsoft Corp.	55,523	23,228,047
Motorola Solutions, Inc.	1,297	517,399
NVIDIA Corp.	202,448	23,690,465
Palo Alto Networks, Inc. (a)	9,392	3,049,864
PTC, Inc. (a)(b)	1,051	186,920
QUALCOMM, Inc.	21,397	3,871,787
Roper Technologies, Inc.	967	526,773
salesforce.com, Inc.	11,196	2,897,525
ServiceNow, Inc. (a)	2,308	1,879,612
Skyworks Solutions, Inc.	2,596	294,958
Synopsys, Inc. (a)	1,416	790,581
TE Connectivity Ltd.	5,099	786,929
		149,970,289

Materials - 2.2%
Ball Corp.	7,077	451,725
DuPont de Nemours, Inc. (b)	6,204	519,275
Ecolab, Inc.	2,101	484,679
Linde PLC	3,598	1,631,693
LyondellBasell Industries NV - Class A	4,148	412,560
Martin Marietta Materials, Inc.	1,752	1,039,549
Sherwin-Williams Co.	5,996	2,103,397
Vulcan Materials Co.	2,980	818,040
		7,460,918

Utilities - 0.2%
Constellation Energy Corp.	2,869	544,536
NRG Energy, Inc.	2,520	189,428
		733,964
TOTAL COMMON STOCKS (Cost $302,341,766)		346,033,800

REAL ESTATE INVESTMENT TRUSTS - 0.1%	Shares	Value
Iron Mountain, Inc.	2,194	225,017
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $134,528)		225,017

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.1%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (d)	10,647,177	10,647,177
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,647,177)		10,647,177

TOTAL INVESTMENTS - 103.0% (Cost $313,123,471)		356,905,994
Liabilities in Excess of Other Assets - (3.0)%		(10,295,937
TOTAL NET ASSETS - 100.0%		$346,610,057

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $10,513,387 which represented 3.0% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Lunt Large Cap Multi-Factor Alternator ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$346,033,800	$–	$–	$346,033,800
Real Estate Investment Trusts	225,017	–	–	225,017
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	10,647,177
Total Investments	$346,258,817	$–	$–	$356,905,994

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.